Note 19 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying Value at December 31, 2013
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$107,956	0	107,956	0
Mortgage loan commitments	2	0	2	0
Total	$107,958	0	107,958	0
	Carrying Value at December 31, 2012
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$85,891	81	85,810	0
Mortgage loan commitments	27	0	27	0
Total	$85,918	81	85,837	0

Fair Value Measurements, Nonrecurring [Table Text Block]
	Carrying Value at December 31, 2013
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Year Ended December 31, 2013 Total gains (losses)
Loans held for sale	$1,502	0	1,502	0	21
Mortgage servicing rights	1,708	0	1,708	0	0
Loans (1)	17,498	0	17,498	0	(1,728)
Real estate, net (2)	6,898	0	6,898	0	(429)
Total	$27,606	0	27,606	0	(2,136)
	Carrying Value at December 31, 2012
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Year Ended December 31, 2012 Total gains (losses)
Loans held for sale	$2,584	0	2,584	0	15
Mortgage servicing rights	1,732	0	1,732	0	0
Loans (1)	32,287	0	32,287	0	(2,307)
Real estate, net (2)	10,595	0	10,595	0	(569)
Total	$47,198	0	47,198	0	(2,861)